First Allmerica Financial Life Insurance Company 132 Turnpike Road, Suite 210 Southborough, MA 01772 508-460-2400 — phone 508-460-2401 — fax	commonwealthannuity.com * 800.533.2124

SEMI-ANNUAL REPORT — 6/30/2014

FOR CONTRACT HOLDERS OF:	DELAWARE MEDALLION I, II & III
DELAWARE GOLDEN MEDALLION

September 30, 2014

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.

Washington, DC 20549

Subj:	Separate Account VA-K 1940 Act Registration Number: 811-8114 1933 Act Registration Numbers: 33-71054, 333-54218 CIK: 0000914284 Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA-K, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Delaware VIP Trust (Standard Class)	814230	September 8, 2014
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)(Series I Shares)	896435	August 25, 2014
The Alger Portfolios (Class I-2)	832566	September 5, 2014
AllianceBernstein Variable Products Series Fund, Inc. (Class B)	825316	August 21, 2014
Franklin Templeton Variable Insurance Products Trust (Class 2)	837274	September 5, 2014
Lincoln Variable Insurance Products Trust (Standard Class)	914036	August 27, 2014
Pioneer Variable Contracts Trust (Class II)	930709	August 28, 2014

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ Sheila B. St. Hilaire
Sheila B. St. Hilaire
Vice President, Assistant General Counsel
and Assistant Corporate Secretary

First Allmerica Financial Life Insurance Company
132 Turnpike Road, Suite 210 * Southborough, MA 01772